UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 6/30/2000 Check here if Amendment [ ]; Amendment Number:
                                  This Amendment (check only one.):
                                           [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
Address:  405 Park Avenue, New York, New York 10022-4405

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
---------------------------

New York, New York
July 21, 2000

Report Type (Check only one):
  [x] 13F HOLDINGS REPORT
  [ ] 13F NOTICE
  [ ] 13F COMBINATION REPORT


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

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $105,164,000 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      NONE


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

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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)      (C)      (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                     COMMON         2824100        231,000      5,200             X     0        0        X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES            COMMON         8460101      1,168,000     15,841             X     0        0        X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                  COMMON        53015103      2,493,000     46,550             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
BELL ATLANTIC                   COMMON        77853109      1,499,000     29,500             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                  COMMON       110122108      4,506,000     77,350             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CAROLINA PWR LIGHT              COMMON       144141108      1,463,000     45,800             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                         COMMON       166751107      2,146,000     25,300             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CON EDISON                      COMMON       209115104      1,564,000     52,800             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY            COMMON       210371100      1,706,000     52,400             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC                    COMMON       291011104      4,450,000     73,700             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL                     COMMON       302316102        118,000      1,500             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN               COMMON       313400301      1,353,000     33,400             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GAP                             COMMON       364760108      3,197,000    102,300             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                    COMMON       369604103      4,948,000     93,350             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GEN PUBLIC UTILITIES            COMMON       36225X100      1,337,000     49,400             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                 COMMON       428236103      5,145,000     41,200             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
INTEL                           COMMON       458140100      7,192,000     53,800             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COMMON       478160104      5,537,000     54,350             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECH                     COMMON       594463107      2,370,000     40,000             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                        COMMON       55262C100      3,510,000     72,850             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S                      COMMON       580135101      3,874,000    117,600             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                      COMMON       585055106      5,285,000    106,100             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                           COMMON       589331107      5,325,000     69,500             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                       COMMON       594918104      3,676,000     45,950             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN STATES PWR             COMMON       665772109      1,494,000     74,000             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                          COMMON       68389X105      7,103,000     84,500             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PE BIOSYSTEMS                   COMMON       69332S102        791,000     12,000             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PE CELERA                       COMMON       69332S201        514,000      5,500             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                     COMMON       842587107      1,373,000     58,900             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS                COMMON       866810404      5,511,000     60,600             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
TEXACO                          COMMON       881694103      2,013,000     37,800             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)      (C)      (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS               COMMON       882508104         69,000      1,000             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART                        COMMON       931142103      4,679,000     81,200             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                       COMMON       963320106      3,488,000     74,800             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------
XEROX                           COMMON       984121103      4,036,000    194,500             X     0       0         X     0     0
------------------------------------------------------------------------------------------------------------------------------------